UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04787

Franklin New York Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _9/30

Date of reporting period: _12/31/15

Item 1. Schedule of Investments.

Franklin New York Tax-Free Trust

Statement of Investments, December 31, 2015 (unaudited)

Franklin New York Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.8%
New York 97.8%
Albany IDA Civic Facility Revenue, St. Peter's Hospital Project, Series A, Pre-Refunded, 5.75%, 11/15/22	$4,090,000	$4,462,640
Allegany County GO, Public Improvement, Refunding, BAM Insured, 5.00%,
9/15/24	1,135,000	1,406,413
9/15/26	1,245,000	1,516,074
Brookhaven GO, Suffolk County, Public Improvement, Series B, 3.00%,
1/15/27	3,290,000	3,359,386
1/15/28	4,420,000	4,484,002
East Meadow Union Free School District GO, Nassau County, Refunding, 5.00%, 8/15/20	1,400,000	1,624,826
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project, Series A,
5.00%, 5/01/20	8,345,000	9,379,613
5.25%, 5/01/24	16,520,000	18,678,999
Erie County Water Authority Water Revenue, Refunding, 5.00%, 12/01/17	1,935,000	2,087,381
Harrison GO, Westchester County, Public Improvement, Refunding,
3.00%, 12/15/18	1,020,000	1,077,467
4.00%, 12/15/20	1,110,000	1,252,424
Haverstraw-Stony Point CSD, GO, Refunding,
5.00%, 10/15/25	850,000	1,027,982
AGMC Insured, 5.00%, 10/15/31	600,000	710,022
Islip Union Free School District GO, Suffolk County, Refunding, NATL Insured, 5.00%, 7/01/18	2,215,000	2,215,598
Long Island Power Authority Electric System Revenue, General,
Refunding, Series B, 5.00%, 9/01/26	5,000,000	5,761,600
Series A, NATL Insured, Pre-Refunded, 5.00%, 12/01/19	5,000,000	5,093,250
Monroe County GO, Public Improvement, Series A, Assured Guaranty,
4.50%, 6/01/20	2,855,000	3,126,111
4.75%, 6/01/23	2,860,000	3,153,150
Monroe County IDA School Facility Revenue, Rochester Schools Modernization Project, 5.00%,
5/01/26	5,000,000	5,926,700
5/01/29	9,645,000	11,220,318
5/01/29	1,175,000	1,397,380
Monroe County IDC Revenue, University of Rochester Project, Refunding, Series A, 5.00%,
7/01/25	5,445,000	6,533,564
7/01/27	6,220,000	7,354,777
MTA Dedicated Tax Fund Revenue, Refunding, Series A, zero cpn., 11/15/32	70,000,000	39,651,500
MTA Revenue, Transportation,
Series A, AGMC Insured, 5.50%, 11/15/22	8,765,000	10,893,142
Series A, AGMC Insured, 5.50%, 11/15/23	10,000,000	12,616,200
Series B, NATL Insured, 5.25%, 11/15/20	11,250,000	13,207,837
Series E, BAM Insured, 5.00%, 11/15/27	8,900,000	10,646,536
MTA Service Contract Revenue, Refunding, Series A, 5.75%, 7/01/18	1,310,000	1,460,008
Nassau County GO,
General Improvement, Series A, AGMC Insured, 4.25%, 4/01/26	10,540,000	11,359,063
General Improvement, Series C, 4.00%, 10/01/24	6,200,000	6,725,326
Series A, 4.25%, 12/01/23	5,615,000	6,224,284
Series B, 4.25%, 12/01/23	5,925,000	6,567,922
Series C, AGMC Insured, 5.00%, 7/01/17	4,000,000	4,236,040
New York City GO,
Fiscal 2008, Refunding, Series A, Sub Series A-1, 5.00%, 8/01/17	500,000	532,930
Fiscal 2008, Series E, 5.00%, 8/01/19	3,000,000	3,202,440
Fiscal 2008, Series L, Sub Series L-1, 5.00%, 4/01/23	10,000,000	10,849,700
Fiscal 2012, Series D, Sub Series D-1, 5.00%, 10/01/24	5,000,000	5,919,050
Fiscal 2014, Refunding, Series K, 5.00%, 8/01/20	8,770,000	10,171,095
Fiscal 2015, Refunding, Series A, 5.00%, 8/01/26	10,000,000	12,097,600
Refunding, 5.00%, 8/01/26	9,000,000	11,154,960
New York City HDC, MFHR, Series C-1, 5.00%, 11/01/24	2,810,000	3,045,422
New York City Health and Hospitals Corp. Revenue, Health System, Series A, 5.00%, 2/15/18	8,000,000	8,674,640
New York City IDAR, Capital Appreciation, Yankee Stadium Project, Pilot, Assured Guaranty, zero cpn., 3/01/21	10,150,000	9,021,726
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General Resolution,
Refunding,
Series DD, 5.00%, 6/15/23	6,000,000	7,340,940
Series DD, 5.00%, 6/15/29	7,790,000	9,382,120

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin New York Tax-Free Trust

Statement of Investments, December 31, 2015 (unaudited) (continued)
Series EE, 5.00%, 6/15/28	8,000,000	9,385,600
Series FF, 5.00%, 6/15/22	6,800,000	8,205,084
Series GG, 5.00%, 6/15/27	10,000,000	12,289,100
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2007, Series S-1, NATL Insured, 5.00%, 7/15/18	550,000	574,574
Fiscal 2009, Series S-3, 5.00%, 1/15/22	11,865,000	13,215,474
Fiscal 2009, Series S-4, 5.00%, 1/15/20	1,000,000	1,115,080
Fiscal 2012, Series S-1, Sub Series S-1A, 5.00%, 7/15/26	9,020,000	10,604,183
New York City Transitional Finance Authority Revenue, Future Tax Secured,
Fiscal 2011, Subordinate, Refunding, Series E, 4.50%, 11/01/19	10,000,000	11,216,300
Fiscal 2012, Subordinate, Series E, Sub Series E-1, 5.00%, 2/01/23	5,000,000	5,963,550
New York City Recovery, Fiscal 2003, Sub Series 13, 5.00%, 11/01/22	6,800,000	8,229,224
Sub Series A-1, 5.00%, 5/01/22	7,635,000	8,578,839
Sub Series A-1, Pre-Refunded, 5.00%, 5/01/22	2,365,000	2,661,500
Subordinate, Fiscal 2016, Series A, Sub Series A-1, 5.00%, 8/01/28	5,000,000	6,091,200
Subordinate, Refunding, Series B, 5.00%, 11/01/22	85,000	89,837
Subordinate, Refunding, Series B, 5.00%, 11/01/23	3,170,000	3,350,848
Subordinate, Series B, Pre-Refunded, 5.00%, 11/01/22	75,000	79,177
Subordinate, Series B, Pre-Refunded, 5.00%, 11/01/23	6,265,000	6,613,898
New York City Trust for Cultural Resources Revenue,
Museum of Modern Art, Refunding, Series One-A, 5.00%, 10/01/17	5,000,000	5,362,200
Whitney Museum of American Art, 5.00%, 7/01/21	9,760,000	11,328,920
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, Refunding, 5.00%, 11/15/25	2,250,000	2,776,365
New York State Dormitory Authority Lease Revenue, Third General Resolution, State University Educational Facilities Issue,
Refunding, Series A, 5.00%, 5/15/26	8,000,000	9,510,160
New York State Dormitory Authority Lease Revenues, Master Boces Program, Delaware Chenango Madison Otsego Board
of Cooperative Educational Services Issue, XLCA Insured, Pre-Refunded, 5.00%, 8/15/21	5,340,000	5,706,538
New York State Dormitory Authority Revenues,
Department of Health, Refunding, 5.25%, 7/01/16	500,000	510,205
Department of Health, Refunding, 5.25%, 7/01/17	5,000,000	5,017,000
Department of Health, Refunding, Sub Series 2, NATL Insured, 5.00%, 7/01/18	5,000,000	5,015,750
Memorial Sloan-Kettering Cancer Center, Series C, NATL Insured, 5.50%, 7/01/23	9,450,000	11,522,763
Mortgage Hospital, Montefiore Medical Center, NATL Insured, 5.00%, 2/01/18	2,975,000	2,984,669
New York University, Series 1, AMBAC Insured, 5.50%, 7/01/18	500,000	554,850
Non-State Supported Debt, Bishop Henry B. Hucles Nursing Home Inc., 5.00%, 7/01/24	4,765,000	4,873,451
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Refunding, Series 1, 5.00%, 7/01/23	1,250,000	1,489,325
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, NATL Insured, Pre-Refunded, 5.00%,
7/01/19	2,500,000	2,654,800
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, NATL Insured, Pre-Refunded, 5.00%,
7/01/20	3,670,000	3,897,246
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Series A, 5.00%, 7/01/19	1,500,000	1,679,295
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Series A, 5.00%, 7/01/21	3,000,000	3,425,850
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
Series A, 3.375%, 5/15/21	1,980,000	2,116,996
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
Series A, 3.50%, 5/15/22	2,000,000	2,129,760
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
Series A, 3.625%, 5/15/23	2,000,000	2,127,220
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
Series A, 3.75%, 5/15/24	2,000,000	2,124,700
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Series 1,
4.00%, 1/15/21	13,510,000	14,659,025
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Series 2, Sub
Series 2-2, 5.00%, 1/15/21	6,675,000	7,186,505
Non-State Supported Debt, New York University Hospitals Center, Refunding, 5.00%, 7/01/21	3,000,000	3,506,190
Non-State Supported Debt, New York University Hospitals Center, Refunding, 5.00%, 7/01/26	1,000,000	1,185,050
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/23	7,400,000	8,381,684
Non-State Supported Debt, New York University, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/23	2,000,000	2,122,320
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/27	6,000,000	7,173,780
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/19	5,000,000	5,542,200
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/20	11,695,000	13,027,411
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-Refunded, 5.00%, 5/01/23	2,000,000	2,115,460
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/16	2,910,000	2,972,769
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/17	2,825,000	2,994,726
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/19	1,250,000	1,390,837

Franklin New York Tax-Free Trust

Statement of Investments, December 31, 2015 (unaudited) (continued)
Non-State Supported Debt, Rochester Institute of Technology, Refunding, 5.00%, 7/01/24	2,750,000	3,258,695
Non-State Supported Debt, Rochester Institute of Technology, Refunding, 4.00%, 7/01/26	4,000,000	4,339,720
Non-State Supported Debt, School District Bond Financing Program, Series C, Assured Guaranty, Pre-Refunded, 7.25%,
10/01/28	7,615,000	8,900,717
Non-State Supported Debt, School Districts Bond Financing Program, Series A, 5.00%, 10/01/24	7,055,000	8,326,311
Non-State Supported Debt, School Districts Bond Financing Program, Series A, AGMC Insured, 5.00%, 10/01/23	6,425,000	7,696,572
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%, 10/01/18	7,495,000	8,276,354
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%, 10/01/19	4,000,000	4,531,680
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%, 10/01/23	14,280,000	16,556,375
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty, 5.00%, 10/01/24	5,000,000	5,666,550
Non-State Supported Debt, St. John's University, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/24	1,000,000	1,061,160
Non-State Supported Debt, Student Housing Corp., NATL Insured, 5.25%, 7/01/22	1,250,000	1,401,350
Non-State Supported Debt, University of Rochester, Series A-1, Pre-Refunded, 5.00%, 7/01/22	500,000	521,600
Non-State Supported Debt, Upstate Community Colleges, Refunding, Series B, NATL Insured, 5.50%, 7/01/22	10,000,000	12,159,800
Non-State Supported Debt, Wyckoff Heights Medical Center, Refunding, 5.00%, 2/15/21	1,000,000	1,168,260
Secondarily Insured, City University, Consolidated Fifth General Resolution, Refunding, Series B, BHAC Insured, 5.00%,
7/01/21	10,160,000	11,155,477
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A, NATL Insured, 5.50%,
7/01/22	9,240,000	11,362,151
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, NATL Insured, Pre-Refunded, 5.00%,
7/01/21	1,980,000	2,024,570
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, NATL Insured, Pre-Refunded, 5.00%,
7/01/22	1,730,000	1,768,942
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/19	5,405,000	5,944,041
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/20	3,460,000	3,804,097
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/21	5,400,000	5,935,572
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, Pre-Refunded, 5.00%,
2/15/19	65,000	71,800
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, Pre-Refunded, 5.00%,
2/15/20	40,000	44,185
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, Pre-Refunded, 5.00%,
2/15/21	75,000	82,847
State Supported Debt, State University Educational Facilities Issue, Third General Resolution, Refunding, Series A, NATL
Insured, 5.50%, 5/15/21	7,000,000	8,420,300
State Supported Debt, State University Educational Facilities Issue, Third General Resolution, Refunding, Series A, NATL
Insured, 5.50%, 5/15/24	7,790,000	9,871,955
New York State Dormitory Authority Sales Tax Revenue,
Refunding, Series A, 5.00%, 3/15/25	12,000,000	14,962,920
Series B, 5.00%, 3/15/29	15,000,000	18,426,750
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Refunding, Series A, 5.00%, 2/15/25	8,000,000	9,761,280
Refunding, Series A, 5.00%, 2/15/21	7,120,000	8,223,030
Series A, Pre-Refunded, 5.00%, 2/15/21	15,000	17,259
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue, Revolving Funds, New York
City Municipal Water Finance Authority Projects, Second Resolution, Subordinate, Refunding, Series A, 5.00%, 6/15/22	5,600,000	6,787,648
New York State Environmental Facilities Corp. State Personal Income Tax Revenue, Series A, 5.00%, 12/15/21	1,115,000	1,242,244
New York State GO,
Series A, 5.00%, 3/15/26	5,195,000	6,517,335
Series E, 3.25%, 12/15/26	10,520,000	11,107,963
New York State Local Government Assistance Corp. Revenue,
Refunding, Series E, FGIC Insured, 5.00%, 4/01/21	7,840,000	9,033,954
senior lien, Refunding, Series B-C/D, 5.00%, 4/01/20	5,000,000	5,609,700
New York State Municipal Bond Bank Agency Revenue, Series C, Sub Series C1, Assured Guaranty, 5.00%,
2/15/20	5,705,000	6,549,169
2/15/21	5,790,000	6,644,257
2/15/22	4,615,000	5,238,394
New York State Thruway Authority General Revenue,
Refunding, Series K, 5.00%, 1/01/28	10,000,000	11,974,200
Refunding, Series K, 5.00%, 1/01/29	10,000,000	11,868,100
Series I, 5.00%, 1/01/25	5,000,000	5,882,400
New York State Thruway Authority Highway and Bridge Trust Fund Revenue, Second General, Series B, 5.00%, 4/01/18	5,000,000	5,362,200
New York State Thruway Authority Revenue, Local Highway and Bridge Service Contract, Refunding, 5.00%, 4/01/20	5,000,000	5,690,100
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
Series A, 5.00%, 4/01/23	5,000,000	5,766,700
Series B, 5.00%, 4/01/21	5,000,000	5,611,400

Franklin New York Tax-Free Trust

Statement of Investments, December 31, 2015 (unaudited) (continued)
New York State Thruway Authority State Personal Income Tax Revenue, Transportation, Series A, 5.00%,
3/15/21	10,000,000	11,189,600
3/15/26	5,000,000	5,887,250
New York State Urban Development Corp. Revenue,
Refunding, Series D, Assured Guaranty, 5.50%, 1/01/19	10,000,000	11,292,200
Service Contract, Refunding, Series A, Sub Series A-2, 5.00%, 1/01/22	7,650,000	8,714,038
Service Contract, Refunding, Series C, 5.00%, 1/01/22	7,410,000	8,111,060
State Personal Income Tax, Economic Development and Housing, Series A, Sub Series A-1, 5.00%, 12/15/22	1,500,000	1,673,955
State Personal Income Tax, Economic Development and Housing, Series A, Sub Series A-1, 5.00%, 12/15/23	2,500,000	2,792,250
State Personal Income Tax, General Purpose, Series E, 5.00%, 3/15/22	5,000,000	5,988,450
Niagara Falls Bridge Commission Toll Revenue, Bridge System, Series A, Assured Guaranty, 4.00%, 10/01/19	11,300,000	12,135,070
Niagara Falls Public Water Authority Water and Sewer System Revenue, Series A, BAM Insured, 5.00%, 7/15/29	7,060,000	8,020,019
Port Authority of New York and New Jersey Revenue,
Consolidated, One Hundred Eighty-Fourth Series, Refunding, 5.00%, 9/01/25	2,655,000	3,247,118
Consolidated, One Hundred Eighty-Fourth Series, Refunding, 5.00%, 9/01/28	3,250,000	3,900,975
Refunding, Series 194, 5.00%, 10/15/28	9,085,000	11,158,560
St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University Project, Series A, 5.00%, 10/01/16	12,000,000	12,338,400
Suffolk County EDC Revenue, Catholic Health Services, Long Island Obligated Group Project,
Pre-Refunded, 5.00%, 7/01/28	1,755,000	2,086,484
Refunding, 5.00%, 7/01/28	10,245,000	11,258,026
Suffolk County GO, Refunding,
AGMC Insured, 5.00%, 2/01/23	5,045,000	6,049,106
Series A, 5.00%, 4/01/19	3,435,000	3,832,945
Series A, 5.00%, 4/01/20	2,240,000	2,481,450
Syracuse GO, Public Improvement, Refunding, Series B, Assured Guaranty, 4.00%,
4/15/16	1,440,000	1,454,429
4/15/18	1,050,000	1,118,219
Triborough Bridge and Tunnel Authority Revenues,
General, MTA Bridges and Tunnels, Series B-3, 5.00%, 11/15/34	3,480,000	4,142,035
General, Refunding, Series A, 5.00%, 1/01/27	10,000,000	11,820,700
Refunding, Sub Series A, BAM Insured, 5.00%, 11/15/24	10,710,000	12,946,998
Ulster County GO, Public Improvement, Refunding, 5.00%,
11/15/24	2,600,000	3,102,034
11/15/28	2,995,000	3,512,806
Utility Debt Securitization Authority Revenue, Restructuring Bonds, Refunding, 5.00%,
6/15/23	1,500,000	1,788,915
12/15/23	1,700,000	2,045,593
6/15/24	1,625,000	1,962,984
12/15/24	1,000,000	1,220,330
Yonkers GO, Series A, AGMC Insured, 5.00%, 10/01/24	1,000,000	1,154,159
Total Municipal Bonds (Cost $1,001,916,626) 97.8%		1,070,213,888

Other Assets, less Liabilities 2.2%		24,543,253
Net Assets 100.0%		$1,094,757,141

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BAM	-	Build America Mutual Assurance Co.
BHAC	-	Berkshire Hathaway Assurance Corp.
EDC	-	Economic Development Corp.
FGIC	-	Financial Guaranty Insurance Co.
GO	-	General Obligation
HDC	-	Housing Development Corp.
IDA	-	Industrial Development Authority/Agency
IDAR	-	Industrial Development Authority Revenue

Franklin New York Tax-Free Trust

Statement of Investments, December 31, 2015 (unaudited) (continued)

IDC	-	Industrial Development Corp.
MFHR	-	Multi-Family Housing Revenue
MTA	-	Metropolitan Transit Authority
NATL	-	National Public Financial Guarantee Corp.
XLCA	-	XL Capital Assurance

Franklin New York Tax-Free Trust

Notes to Statement of Investments (unaudited)

Franklin New York Intermediate-Term Tax-Free Income Fund

1. ORGANIZATION

Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of one fund, Franklin New York Intermediate-Term Tax-Free Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At December 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,001,789,275

Unrealized appreciation	$68,479,205
Unrealized depreciation	(54,592)
Net unrealized appreciation (depreciation)	$68,424,613

4. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within New York. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2015, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By  /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

        Finance and Administration

Date  February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

        Finance and Administration

Date  February 26, 2016

By  /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

        Chief Accounting Officer

Date  February 26, 2016